UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                    -----------

                        The Gabelli Blue Chip Value Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              --------------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI BLUE CHIP VALUE FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      For the full year 2006 the Fund (Class AAA) rose 17.50%, outpacing the S&P 500 Index return of 15.78% but trailing the Lipper Large Cap Value Fund average of 17.96%.

      2006 was the fifth year of economic expansion and began with expectations of strong business spending and a softening housing market. The Federal Reserve raised their key rate four times in the first six months of the year, with notes that accompanied their meetings indicating that they were increasingly comfortable that a slowing housing market would subdue the economy and curtail inflation. By June, when they paused for the first time in 17 straight meetings since they first began raising rates in June of 2004, it was clear that the housing market was slowing dramatically with new orders coming to a halt and contracts being cancelled.

      The deceleration in the economy in the second half of the year was confined to the housing and automobile industries and to their related suppliers and manufacturers. While this is a considerable part of the economy, it did not spill over into other areas because we also had low unemployment, continued job growth, low inflation, and, in the second part of the year, a fall in energy prices. So consumers and businesses remained optimistic in their planning and spending. As the year ended, economic reports were skewed to the too strong side, although this is likely distorted a little by the record setting warm weather that we have had in December, the warmest December since 1957.

      For the year, the top three performing sectors were the telecommunications sector, up 34.1%, energy, up 23.2%, and utilities, with a gain of 20.5%. The worst performer for the year was the health care sector, with a gain of 7.4%. It is certainly the sign of broad strength that the three worst performing sectors for the year: health care, technology and industrials, had gains of 7.4%, 8.0%, and 12.0%.

     For the year, stocks which we owned that performed very well, appreciating over 30%, included Alliance Bernstein (1.31% of net assets as of December 31, 2006), AES (1.56%), Merrill Lynch (1.26%), Exxon Mobil (1.87%), Heinz (0.49%),
AMR (3.26%), News Corp. (2.54%), Verizon (1.84%), and Chevron (1.60%). As it was such a good year in the market, not surprisingly one of our worst performing stocks was Capital One (1.42%), the banking and credit card company, which declined 11%. Other stocks in our Fund which fell in price less than 10% included Hershey (1.32%), Chesapeake Energy (0.99%), Dow Chemical (1.78%), and Ingersoll-Rand (1.34%).

                                                           Sincerely yours,


                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President
January 23, 2007

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
                   BLUE CHIP VALUE FUND AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

          Gabelli Blue Chip
         Value Fund Class AAA      S&P 500 Index
 8/26/99      $10,000                $10,000
12/31/99       11,778                 10,834
12/31/00       13,083                  9,848
12/31/01       11,543                  8,678
12/31/02        7,890                  6,761
12/31/03       11,361                  8,700
12/31/04       12,767                  9,645
12/31/05       13,621                 10,119
12/31/06       16,004                 11,716

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
                                         ----------------------------------------------------
                                                                                                          Since
                                                                                                        Inception
                                                     Quarter      1 Year       3 Year       5 Year      (8/26/99)
-----------------------------------------------------------------------------------------------------------------
GABELLI BLUE CHIP VALUE FUND CLASS AAA.............   7.13%        17.50%       12.10%      6.75%         6.61%
S&P 500 Index......................................   6.69         15.78        10.43       6.18          2.18
Lipper Large Cap Value Average.....................   7.02         17.96        11.93       7.85          5.52
Class A............................................   7.17         17.52        12.21       6.81          6.65
                                                      1.01(b)      10.76(b)     10.02(b)    5.56(b)       5.80(b)
Class B............................................   6.91         16.68        11.35       6.32          6.31
                                                      1.91(c)      11.68(c)     10.53(c)    6.01(c)       6.13(c)
Class C............................................   6.91         16.60        11.32       6.31          6.30
                                                      5.91(d)      15.60(d)     11.32       6.31          6.30
Class I............................................   7.14         17.74        12.37       6.90          6.71


(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND
     SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER LARGE-CAP VALUE AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003, AND THE CLASS I SHARES ON JULY 1, 2004.THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR,
     FIVE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Annualized Expense Ratio represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                  Beginning         Ending      Annualized    Expenses
                Account Value    Account Value    Expense    Paid During
                   07/01/06        12/31/06        Ratio       Period*
--------------------------------------------------------------------------------
GABELLI BLUE CHIP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,115.70        1.76%       $ 9.39
Class A            $1,000.00      $1,115.20        1.77%       $ 9.44
Class B            $1,000.00      $1,111.50        2.52%       $13.41
Class C            $1,000.00      $1,111.60        2.50%       $13.31
Class I            $1,000.00      $1,117.20        1.51%       $ 8.06

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,016.33        1.76%       $ 8.94
Class A            $1,000.00      $1,016.28        1.77%       $ 9.00
Class B            $1,000.00      $1,012.50        2.52%       $12.78
Class C            $1,000.00      $1,012.60        2.50%       $12.68
Class I            $1,000.00      $1,017.59        1.51%       $ 7.68

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

GABELLI BLUE CHIP VALUE FUND

Financial Services ...........................       12.9%
Energy and Utilities .........................       12.4%
Health Care ..................................        8.6%
Banking ......................................        8.2%
Diversified Industrial .......................        6.6%
Specialty Chemicals...........................        6.5%
Entertainment.................................        6.1%
Building and Construction.....................        4.7%
Retail........................................        4.5%
Electronics ..................................        4.1%
Insurance ....................................        3.8%
Food and Beverage ............................        3.5%
Transportation ...............................        3.3%
Computer Software and Services................        2.4%
Business Services ............................        2.4%
Paper and Forest Products ....................        2.2%
Metals and Mining ............................        2.0%
Telecommunications............................        1.8%
U.S. Government Obligations ..................        1.6%
Energy and Utilities: Electric ...............        1.6%
Aerospace ....................................        1.0%
Publishing....................................        0.1%
Other Assets and Liabilities (Net)............       (0.3)%
                                                  --------
                                                    100.0%
                                                  ========

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.


--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

  For the fiscal year ended December 31, 2006, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.035, $0.043, and $0.071 per share for Class AAA, Class A, and Class I, respectively. For the year ended December 31, 2006, 100% of the distribution qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            MARKET
      SHARES                               COST             VALUE
      ------                              ------           --------

              COMMON STOCKS -- 98.7%
              AEROSPACE -- 1.0%
       4,000  Boeing Co. ..........    $   297,515        $   355,360
                                       -----------        -----------
              BANKING -- 8.2%
      16,000  Bank of America Corp.        687,759            854,240
      18,000  Citigroup Inc........        838,925          1,002,600
      10,000  Commerce Bancorp Inc.        329,564            352,700
      16,600  JPMorgan Chase & Co.         576,344            801,780
                                       -----------        -----------
                                         2,432,592          3,011,320
                                       -----------        -----------
              BUILDING AND CONSTRUCTION -- 4.7%
       4,500  Centex Corp..........        219,678            253,215
      20,000  D.R. Horton Inc......        448,265            529,800
       6,000  Pulte Homes Inc......        183,635            198,720
       9,000  Ryland Group Inc.....        411,736            491,580
       8,000  Toll Brothers Inc.+..        200,220            257,840
                                       -----------        -----------
                                         1,463,534          1,731,155
                                       -----------        -----------
              BUSINESS SERVICES -- 2.4%
      28,000  Deluxe Corp..........        578,199            705,600
       8,000  The Western Union Co.        154,161            179,360
                                       -----------        -----------
                                           732,360            884,960
                                       -----------        -----------
              COMPUTER SOFTWARE AND SERVICES -- 2.4%
      20,000  Microsoft Corp.......        529,562            597,200
      12,000  Yahoo! Inc.+ ........        306,749            306,480
                                       -----------        -----------
                                           836,311            903,680
                                       -----------        -----------
              DIVERSIFIED INDUSTRIAL -- 6.6%
      33,000  General Electric Co.       1,084,157          1,227,930
      16,000  Honeywell International
                Inc. ..............        449,255            723,840
      12,600  Ingersoll-Rand Co.
                Ltd., Cl. A .......        379,634            493,038
                                       -----------        -----------
                                         1,913,046          2,444,808
                                       -----------        -----------
              ELECTRONICS -- 4.1%
      37,500  Applied Materials Inc.       596,950            691,875
      28,300  Texas Instruments Inc.       586,771            815,040
                                       -----------        -----------
                                         1,183,721          1,506,915
                                       -----------        -----------

                                                            MARKET
      SHARES                               COST             VALUE
      ------                              ------           --------

              ENERGY AND UTILITIES -- 12.4%
      12,500  Chesapeake Energy
                Corp. .............        359,843            363,125
       8,000  Chevron Corp.........        460,615            588,240
      10,550  ConocoPhillips.......        319,023            759,072
      30,800  El Paso Corp.........        309,392            470,624
       9,000  Exxon Mobil Corp.....        357,510            689,670
       3,000  GlobalSantaFe Corp...        125,313            176,340
      25,000  Halliburton Co.......        506,062            776,250
       6,000  Nabors Industries
                Ltd.+                      174,520            178,680
       2,000  Noble Corp...........        128,660            152,300
      10,000  Weatherford
                International Ltd.+        443,414            417,900
                                       -----------        -----------
                                         3,184,352          4,572,201
                                       -----------        -----------
              ENERGY AND UTILITIES: ELECTRIC -- 1.6%
      26,100  The AES Corp.+.......    $   157,602        $   575,244
                                       -----------        -----------
              ENTERTAINMENT -- 6.1%
      42,000  News Corp., Cl. B ...        745,077            934,920
      45,400  Time Warner Inc. ....        718,299            988,812
       9,500  Univision
                Communications Inc.,
                Cl. A+  ...........        246,390            336,490
                                       -----------        -----------
                                         1,709,766          2,260,222
                                       -----------        -----------
              FINANCIAL SERVICES -- 12.9%
       6,000  AllianceBernstein
                Holding LP                 397,441            482,400
       7,200  American Express Co..        294,171            436,824
       6,600  Capital One Financial
                Corp.                      521,727            507,012
       8,000  First Data Corp......        180,971            204,160
      16,000  H&R Block Inc........        350,812            368,640
       3,000  MBIA Inc.............        182,137            219,180
       5,000  Merrill Lynch & Co.
                Inc.                       266,079            465,500
       3,900  State Street Corp....        183,190            263,016
       8,000  Wachovia Corp........        442,920            455,600
      18,000  Wells Fargo & Co.....        559,848            640,080
       8,500  Zions Bancorporation         625,021            700,740
                                       -----------        -----------
                                         4,004,317          4,743,152
                                       -----------        -----------
              FOOD AND BEVERAGE -- 3.5%
       8,000  Groupe Danone, ADR ..        192,810            260,800
       4,000  H.J. Heinz Co. ......        150,040            180,040
       9,800  The Hershey Co. .....        515,244            488,040
       7,000  Wm. Wrigley Jr. Co.          330,798            362,040
                                       -----------        -----------
                                         1,188,892          1,290,920
                                       -----------        -----------
              HEALTH CARE -- 8.6%
       6,000  Aetna Inc............        241,585            259,080
       8,000  Barr Pharmaceuticals
                Inc.+                      405,472            400,960
      12,000  Bristol-Myers Squibb
                Co. ...............        254,188            315,840
      21,100  Pfizer Inc. .........        552,725            546,490
      17,700  Sanofi-Aventis, ADR          747,239            817,209
       6,000  Teva Pharmaceutical
                Industries Ltd., ADR       195,938            186,480
      12,600  Wyeth ...............        535,659            641,592
                                       -----------        -----------
                                         2,932,806          3,167,651
                                       -----------        -----------
              INSURANCE -- 3.8%
      10,000  American International
                Group Inc. .........       537,569            716,600
       3,000  Hartford Financial
                Services Group Inc.        165,309            279,930
       7,561  The St. Paul Travelers
                Companies Inc. .....       267,723            405,950
                                       -----------        -----------
                                           970,601          1,402,480
                                       -----------        -----------

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            MARKET
      SHARES                               COST             VALUE
      ------                              ------           --------

              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 2.0%
      24,900  Alcoa Inc. ..........    $   683,129        $   747,249
                                       -----------        -----------
              PAPER AND FOREST PRODUCTS -- 2.2%
      24,000  International Paper
                Co. ...............        792,086            818,400
                                       -----------        -----------
              PUBLISHING -- 0.1%
         910  Idearc Inc.+ ........         23,766             26,072
                                       -----------        -----------
              RETAIL -- 4.5%
      20,000  Federated Department
                Stores Inc. .......        728,558            762,600
      10,000  The Home Depot Inc.          409,261            401,600
      12,400  Tiffany & Co. .......        379,816            486,576
                                       -----------        -----------
                                         1,517,635          1,650,776
                                       -----------        -----------
              SPECIALTY CHEMICALS -- 6.5%
      28,000  E.I. du Pont de
                Nemours & Co. .....      1,263,286          1,363,880
      15,000  Lyondell Chemical Co.        379,430            383,550
      16,400  The Dow Chemical Co.         653,465            655,016
                                       -----------        -----------
                                         2,296,181          2,402,446
                                       -----------        -----------
              TELECOMMUNICATIONS -- 1.8%
      18,200  Verizon Communications
                Inc. ..............        570,395            677,768
                                       -----------        -----------
              TRANSPORTATION -- 3.3%
      39,700  AMR Corp.+...........        972,171          1,200,131
                                       -----------        -----------
              TOTAL COMMON STOCKS..     29,862,778         36,372,910
                                       -----------        -----------

    PRINCIPAL                                               MARKET
      AMOUNT                               COST              VALUE
    ---------                              ----             --------

              U.S. GOVERNMENT OBLIGATIONS -- 1.6%
    $595,000  U.S. Treasury Bills,
                4.485% to 4.942%++,
                01/04/07 to 03/22/07   $   592,717        $   592,696
                                       -----------        -----------
              TOTAL
              INVESTMENTS -- 100.3%    $30,455,495         36,965,606
                                       ===========
              OTHER ASSETS AND LIABILITIES (NET) -- (0.3)%   (107,379)
                                                          -----------
              NET ASSETS -- 100.0%................        $36,858,227
                                                          ===========
----------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt




                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $30,455,495)............   $36,965,606
  Receivable for Fund shares sold ....................        52,741
  Dividends receivable ...............................        29,126
  Prepaid expense ....................................         3,608
                                                         -----------
  TOTAL ASSETS .......................................    37,051,081
                                                         -----------
LIABILITIES:
  Payable to custodian ...............................        81,969
  Payable for investment advisory fees ...............        31,325
  Payable for shareholder communications
    expenses .........................................        25,236
  Payable for legal and audit fees ...................        20,516
  Payable for Fund shares redeemed ...................        13,423
  Payable for distribution fees ......................         7,841
  Other accrued expenses .............................        12,544
                                                         -----------
  TOTAL LIABILITIES ..................................       192,854
                                                         -----------
  NET ASSETS applicable to 2,494,651
    shares outstanding ...............................   $36,858,227
                                                         ===========
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value        $33,387,020
  Accumulated net investment income ..................        29,340
  Accumulated net realized loss on investments            (3,068,244)
  Net unrealized appreciation on investments               6,510,111
                                                         -----------
  NET ASSETS..........................................   $36,858,227
                                                         ===========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($36,753,605 / 2,487,565
    shares outstanding; unlimited number of
    shares authorized) ...............................        $14.77
                                                              ======
  CLASS A:
  Net Asset Value and redemption
    price per share ($88,204 / 5,959
    shares outstanding; unlimited number of
    shares authorized) ...............................        $14.80
                                                              ======
  Maximum offering price per share
    (NAV / .9425, based on maximum sales
    charge of 5.75% of the offering price)............        $15.70
                                                              ======
  CLASS B:
  Net Asset Value and offering price per share
    ($9,628 / 661.5 shares outstanding;
    unlimited number of shares authorized)............        $14.55(a)
                                                              ======
  CLASS C:
  Net Asset Value and offering price per share
    ($5,432 / 373.5 shares outstanding;
    unlimited number of shares authorized)                    $14.54(a)
                                                              ======
  CLASS I:
  Net Asset Value, offering and redemption price
    per share ($1,358 / 91.75 shares outstanding;
    unlimited number of shares authorized)............        $14.80
                                                              ======
------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $2,988)..........    $  725,863
  Interest ...........................................        18,541
                                                          ----------
  TOTAL INVESTMENT INCOME ............................       744,404
                                                          ----------
EXPENSES:
  Investment advisory fees ...........................       363,107
  Distribution fees - Class AAA  .....................        90,565
  Distribution fees - Class A ........................           171
  Distribution fees - Class B ........................            75
  Distribution fees - Class C ........................            77
  Shareholder services fees ..........................        50,317
  Shareholder communications expenses ................        42,415
  Registration expenses ..............................        31,761
  Legal and audit fees ...............................        27,975
  Trustees' fees .....................................        23,000
  Custodian fees .....................................        11,693
  Interest expense ...................................         3,147
  Miscellaneous expenses .............................        15,373
                                                          ----------
  NET EXPENSES .......................................       659,676
                                                          ----------
  NET INVESTMENT INCOME...............................        84,728
                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments ...................     4,941,373
  Net change in unrealized appreciation/
    depreciation on investments.......................       835,826
                                                          ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ...................................     5,777,199
                                                          ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..................................    $5,861,927
                                                          ==========





                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND




STATEMENT OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED          YEAR ENDED
                                                                                   DECEMBER 31, 2006   DECEMBER 31, 2005
                                                                                   -----------------   -----------------

OPERATIONS:
  Net investment income (loss) .................................................     $    84,728          $   (28,522)
  Net realized gain on investments .............................................       4,941,373            3,374,488
  Net change in unrealized appreciation/depreciation on investments ............         835,826             (945,908)
                                                                                     -----------          -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 5,861,927            2,400,058
                                                                                     -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..................................................................         (86,851)                  --
    Class A ....................................................................            (256)                  --
    Class I ....................................................................              (6)                  --
                                                                                     -----------          -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........................................         (87,113)                  --
                                                                                     -----------          -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ..................................................................      (5,672,342)          (4,185,294)
    Class A ....................................................................          35,483               40,244
    Class B ....................................................................           7,304                   --
    Class C ....................................................................          (1,838)               4,678
    Class I ....................................................................               6                   --
                                                                                     -----------          -----------
  NET DECREASE IN NET ASSETS FROM SHARES
    OF BENEFICIAL INTEREST TRANSACTIONS.........................................      (5,631,387)          (4,140,372)
                                                                                     -----------          -----------
  REDEMPTION FEES ..............................................................           1,508                1,630
                                                                                     -----------          -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................         144,935           (1,738,684)
NET ASSETS:
  Beginning of period...........................................................      36,713,292           38,451,976
                                                                                     -----------          -----------
  End of period (including undistributed net investment income of
    $29,340 and $0, respectively) ..............................................     $36,858,227          $36,713,292
                                                                                     ===========          ===========




                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to increase accumulated net investment income by $31,725 and to decrease accumulated net realized loss on investments by $1, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions of $87,113 paid during the fiscal year ended December 31, 2006 was ordinary income. No distributions were paid during the fiscal year ended December 31, 2005.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on investments in partnerships.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Accumulated capital loss carryforward................       $(2,888,786)
    Net unrealized appreciation on investments ..........         6,359,993
                                                                -----------
    Total ...............................................       $ 3,471,207
                                                                ===========

At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $2,888,786, which are available to reduce future required distributions of net capital gains to shareholders through 2010. For the fiscal year ended December 31, 2006, the Fund utilized capital loss carryforwards of $4,585,623.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                                 GROSS            GROSS
                                              UNREALIZED       UNREALIZED     NET UNREALIZED
                               COST          APPRECIATION     DEPRECIATION     APPRECIATION
                               ----          ------------     ------------    --------------
 Investments.............   $30,605,613       $6,635,041       $(275,048)       $6,359,993

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. There have been no expense reimbursements by the Adviser in fiscal years ended December 31, 2004, 2005, or 2006.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $15,844,527 and $21,804,784, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $36,087 to Gabelli & Company.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the fiscal year ended December 31, 2006.

7. SHARES OF BENEFICIAL INTEREST. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $1,508 and $1,630, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                        YEAR ENDED
                                                            DECEMBER 31, 2006                 DECEMBER 31, 2005
                                                            -----------------                 -----------------
                                                        SHARES          AMOUNT            SHARES          AMOUNT
                                                       --------      ------------        --------      -----------
                                                              CLASS AAA                          CLASS AAA
                                                       --------------------------        -------------------------
Shares sold.......................................      314,516      $  4,249,514         416,116      $ 5,039,417
Shares issued upon reinvestment of distributions..        5,643            83,963              --               --
Shares redeemed...................................     (741,752)      (10,005,819)       (762,810)      (9,224,711)
                                                       --------      ------------        --------      -----------
  Net decrease....................................     (421,593)     $ (5,672,342)       (346,694)     $(4,185,294)
                                                       ========      ============        ========      ===========
                                                                 CLASS A                          CLASS A
                                                       --------------------------        -------------------------
Shares sold.......................................        2,602      $     35,248           3,246      $    40,244
Shares issued upon reinvestment of distributions..           16               235              --               --
                                                       --------      ------------        --------      -----------
  Net increase....................................        2,618      $     35,483           3,246      $    40,244
                                                       ========      ============        ========      ===========
                                                                 CLASS B                          CLASS B
                                                       --------------------------        -------------------------
Shares sold.......................................          567      $      7,304              --               --
                                                       --------      ------------        --------      -----------
  Net increase....................................          567      $      7,304              --               --
                                                       ========      ============        ========      ===========
                                                                 CLASS C                          CLASS C
                                                       --------------------------        -------------------------
Shares sold.......................................          151      $      2,000             398      $     4,678
Shares redeemed...................................         (271)           (3,838)             --               --
                                                       --------      ------------        --------      -----------
  Net increase (decrease).........................         (120)     $     (1,838)            398      $     4,678
                                                       ========      ============        ========      ===========
                                                                 CLASS I                          CLASS I
                                                       --------------------------        -------------------------
Shares sold.......................................            0*     $          6              --               --
                                                       --------      ------------        --------      -----------
  Net increase....................................            0*     $          6              --               --
                                                       ========      ============        ========      ===========

--------------------
* Shares rounded to less than 1.0 shares.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                         INCOME  FROM INVESTMENT OPERATIONS         DISTRIBUTIONS
                        -------------------------------------  -------------------------
                                         Net
             Net Asset      Net     Realized and      Total
  Period       Value,   Investment   Unrealized       from        Net
   Ended     Beginning    Income   Gain/(Loss) on  Investment  Investment     Total
December 31  of Period  (Loss)(a)   Investments    Operations    Income    Distributions
-----------  ---------  ---------   -----------    ----------    ------    -------------
CLASS AAA
  2006        $12.60     $ 0.03       $ 2.18        $ 2.21      $(0.04)      $(0.04)
  2005         11.81      (0.01)        0.80          0.79          --           --
  2004         10.54       0.03         1.27          1.30       (0.03)       (0.03)
  2003          7.32      (0.01)        3.23          3.22          --           --
  2002         10.71      (0.03)       (3.36)        (3.39)         --           --
CLASS A(d)
  2006        $12.63     $ 0.04       $ 2.17        $ 2.21      $(0.04)      $(0.04)
  2005         11.82      (0.01)        0.82          0.81          --           --
  2004         10.54       0.04         1.28          1.32       (0.04)       (0.04)
CLASS B(d)
  2006        $12.47     $(0.07)      $ 2.15        $ 2.08          --           --
  2005         11.76      (0.09)        0.80          0.71          --           --
  2004         10.54      (0.04)        1.26          1.22          --           --
CLASS C(d)
  2006        $12.47     $(0.06)      $ 2.13        $ 2.07          --           --
  2005         11.76      (0.09)        0.80          0.71          --           --
  2004         10.54      (0.08)        1.30          1.22          --           --
CLASS I
  2006        $12.63     $ 0.06       $ 2.18        $ 2.24      $(0.07)      $(0.07)
  2005         11.79       0.03         0.81          0.84          --           --
  2004(e)      11.01       0.05         0.80          0.85       (0.07)       (0.07)


                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                           -----------------------------------------------

                        Net Asset          Net Assets      Net
  Period                 Value,             End of     Investment                Portfolio
   Ended    Redemption   End of   Total     Period       Income      Operating    Turnover
December 31    Fees(a)   Period   Return+  (in 000's)    (Loss)      Expenses(b)    Rate
-----------    -------   ------   -------  ----------    ------      -----------    ----
CLASS AAA
  2006        $0.00(c)   $14.77    17.5%    $36,754       0.23%         1.82%        44%
  2005         0.00(c)    12.60     6.7      36,663      (0.08)         1.89         37
  2004         0.00(c)    11.81    12.4      38,448       0.25          1.89         26
  2003           --       10.54    44.0      48,503      (0.12)         1.86        140
  2002           --        7.32   (31.7)     23,912      (0.40)         1.94         94
CLASS A(d)
  2006        $0.00(c)   $14.80    17.5%    $    88       0.27%         1.82%        44%
  2005         0.00(c)    12.63     6.9          42      (0.07)         1.89         37
  2004         0.00(c)    11.82    12.5           1       0.38          1.89         26
CLASS B(d)
  2006        $0.00(c)   $14.55    16.7%    $    10      (0.53)%        2.57%        44%
  2005         0.00(c)    12.47     6.0           1      (0.71)         2.64         37
  2004         0.00(c)    11.76    11.6           1      (0.38)         2.64         26
CLASS C(d)
  2006        $0.00(c)   $14.54    16.6%    $     5      (0.48)%        2.57%        44%
  2005         0.00(c)    12.47     6.0           6      (0.72)         2.64         37
  2004         0.00(c)    11.76    11.6           1      (0.71)         2.64         26
CLASS I
  2006        $0.00(c)   $14.80    17.7%    $     1       0.46%         1.57%        44%
  2005         0.00(c)    12.63     7.1           1       0.28          1.64         37
  2004(e)      0.00(c)    11.79     7.7           1       0.81(f)       1.59(f)      26

----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the fiscal years ended December 31, 2006 and December 31, 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.81% and 1.87% (Class AAA and Class A) 2.56%, and 2.62% (Class B and Class C), and 1.56% and 1.62% (Class I). Interest expense in 2005 was immaterial.
(c) Amount represents less than $0.005 per share.
(d) Class A, Class B, and Class C Shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.
(e) From the commencement of offering Class I Shares on June 30, 2004.
(f) Annualized.

                See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of The Gabelli Blue Chip Value Fund

We have audited the accompanying statement of assets and liabilities of The Gabelli Blue Chip Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Blue Chip Value Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 16, 2007

THE GABELLI BLUE CHIP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Blue Chip Value Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY TRUSTEE          DURING PAST FIVE YEARS                         HELD BY TRUSTEE 4
----------------      -------------  ---------------       ----------------------                         -----------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI      Since 1999           24     Chairman of the Board and Chief Executive         Director of Morgan Group
Trustee                                           Officer of GAMCO Investors, Inc. and              Holdings, Inc. (transportation
Age: 64                                           of Gabelli Funds, LLC and GAMCO Asset             services); Chairman of the
                                                  Management Inc.; Director/Trustee or              Board of Lynch Interactive
                                                  Chief Investment Officer of other registered      Corporation (multimedia and
                                                  investment companies in the Gabelli Funds         communication services
                                                  complex; Chairman and Chief Executive             company)
                                                  Officer of GGCP, Inc.
INDEPENDENT TRUSTEES 5:
----------------------
ANTHONY J. COLAVITA    Since 1999          34     Partner in the law firm of                                            --
Trustee                                           Anthony J. Colavita, P.C.
Age: 71

VINCENT D. ENRIGHT     Since 1999          13     Former Senior Vice President and Chief Financial                      --
Trustee                                           Officer of KeySpan Energy Corporation
Age: 63                                           (public utility) (1994-1998)

MARY E. HAUCK          Since 2000           3     Retired Senior Manager of the Gabelli O'Connor                        --
Trustee                                           Fixed Income Mutual Funds Management
Age: 64                                           Company

WERNER J. ROEDER, MD   Since 1999          23     Medical Director of Lawrence Hospital and                             --
Trustee                                           practicing private physician
Age: 66

OFFICERS:
--------
BRUCE N. ALPERT        Since 2003          --     Executive Vice President and Chief Operating Officer                  --
President                                         of Gabelli Funds, LLC since 1988 and an officer of
Age: 55                                           all of the registered investment companies in the
                                                  Gabelli Funds complex. Director and President
                                                  of Gabelli Advisers, Inc. since 1998

JAMES E. MCKEE         Since 1999          --     Vice President, General Counsel and Secretary of GAMCO                --
Secretary                                         Investors, Inc. since 1999 and GAMCO Asset Management
Age: 43                                           Inc. since 1993; Secretary of all of the registered
                                                  investment companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006          --     Treasurer of all of the registered investment companies in            --
Treasurer                                         the Gabelli Funds complex; Senior Vice President of U.S. Trust
Age: 48                                           Company, N.A. and Treasurer and Chief Financial Officer of
                                                  Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004; Controller of Reserve Management Corporation and Reserve Partners, Inc.
                                                  and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004         --      Director of Regulatory Affairs at GAMCO Investors, Inc.               --
Chief Compliance Officer                          since 2004; Chief Compliance Officer of all of the
Age: 53                                           registered investment companies in the Gabelli Funds
                                                  complex; Vice President of Goldman Sachs Asset
                                                  Management from 2000 through 2004

-------------------
1   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2   Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
5   Trustees  who  are  not  interested  persons  are  considered  "Independent"
    Trustees.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.



                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                          Mary E. Hauck
CHAIRMAN AND CHIEF                             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                          MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                            Werner J. Roeder, MD
ATTORNEY-AT-LAW                                MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                      LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                         Bruce N. Alpert
PORTFOLIO MANAGER                              PRESIDENT

James E. McKee                                 Agnes Mullady
SECRETARY                                      TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB402Q406SR



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                              THE
                              GABELLI
                              BLUE CHIP
                              VALUE
                              FUND

                                                                  [LOGO OMITTED]




                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $21,900 for 2005 and $22,900 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 for 2005 and $0 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,600 for 2005 and $73,050 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Gabelli Blue Chip Value Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date              03/01/2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.